NATIXIS ETF TRUST II

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust II
(File Nos.: 333-235466 and 811-23500)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2024, for Natixis Vaughan Nelson Mid Cap ETF, Natixis Vaughan Nelson Select ETF, and Natixis Loomis Sayles Focused Growth ETF, each a series of Natixis ETF Trust II, do not differ from that which is contained in Post-Effective Amendment No. 8 that was filed electronically on April 26, 2024.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary